RELATED-PARTY TRANSACTIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Accounts receivable, related parties	$ 0.5	$ 1.4
Shareholder
Related Party Transaction [Line Items]
Accounts payable, related parties	0.0	0.1
Hardware and other related revenue
Related Party Transaction [Line Items]
Revenue from related parties	0.2	1.9	$ 2.0
Software revenue
Related Party Transaction [Line Items]
Revenue from related parties	$ 0.5	$ 0.4	$ 0.1